1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main

+1 202 261 3333 Fax www.dechert.com

ALEXANDER C. KARAMPATSOS

alexander.karampatsos@dechert.com +1 202 261 3402 Direct

+1 617 275 8365 Fax

May 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re: Carlyle Tactical Private Credit Fund (the "Registrant")

File Nos. 333-222106 and 811-23319

Post-Effective Amendment No. 12 to the Registration Statement on Form N-2 (the "Amendment")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on April 29, 2020.

If you have any questions or comments, please contact the undersigned at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos

Alexander C. Karampatsos